Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 07, 2021 CNY (¥) shares	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2022 CNY (¥) shares	May 31, 2021 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 Vote $ / shares shares	Sep. 06, 2023 USD ($)	Dec. 31, 2022 $ / shares shares	Sep. 08, 2022 USD ($)	Sep. 07, 2021 USD ($)	Mar. 31, 2021	Dec. 31, 2020 Vote $ / shares shares
Ordinary Shares
Common stock, shares authorized								10,000,000,000		10,000,000,000				10,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.000005		$ 0.000005				$ 0.000005
Common stock, shares, issued								3,701,622,010						1,203,526,000
Common stock, shares outstanding								3,701,622,010						1,203,526,000
Number of votes per common share | Vote														1
Net proceed from initial public offering | ¥							¥ 2,133,437
Stock Repurchase Program, Period in Force	12 months
Total consideration | ¥					¥ 526,025	¥ 67,022	¥ 16,546
Shares repurchase program
Ordinary Shares
Stock Repurchase Program, Authorized Amount | $									$ 50,000		$ 80,000	$ 50,000
Class A ordinary shares
Ordinary Shares
Common stock, shares authorized								8,900,000,000		8,900,000,000
Common stock, shares, issued				300,000,000				3,282,256,521		3,206,653,701
Common stock, shares outstanding								2,899,717,031		3,108,040,681
Number of votes per common share | Vote								1
Class A ordinary shares | Shares repurchase program
Ordinary Shares
Stock Repurchased During Period, Shares	13,606,230	303,236,220	70,748,340
Class B ordinary shares
Ordinary Shares
Common stock, shares authorized								1,000,000,000		1,000,000,000
Common stock, shares, issued								801,904,979		801,904,979
Common stock, shares outstanding								801,904,979		801,904,979
Number of votes per common share | Vote								9
ADS Shares | Shares repurchase program
Ordinary Shares
Stock Repurchased During Period, Shares	1,360,623	30,323,622	7,074,834
Total consideration | ¥	¥ 16,546	¥ 526,025	¥ 67,022
IPO
Ordinary Shares
Preferred Stock, Convertible, Conversion Ratio				1
IPO | Class A ordinary shares
Ordinary Shares
Common stock, shares outstanding								401,621,021
Preferred Stock, Convertible, Conversion Ratio													1
IPO | Class B ordinary shares
Ordinary Shares
Common stock, shares outstanding								801,904,979
IPO | Common Class A & B
Ordinary Shares
Common stock, shares outstanding								1,203,526,000
IPO | ADS Shares
Ordinary Shares
Common stock, shares, issued				30,000,000
Net proceed from initial public offering | ¥				¥ 2,133,437
Preferred Stock, Shares Outstanding				2,437,739,290